Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Unamortized issuance costs		$ (319)	$ (323)
Total notes and debentures		122,381	124,847
Capitalized leases		869	884
Other		259	416
Total long-term debt, including current maturities		123,509	126,147
Current maturities of long-term debt		(9,828)	(7,632)
Total long-term debt		$ 113,681	118,515
Minimum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		1.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		9.10%
Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	[1]	$ 124,901	126,012
Unamortized (discount) premium - net		$ (2,201)	$ (842)
Notes And Debentures Maturing 2016-2022 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	[2]	Dec. 31, 2017	Dec. 31, 2016
Debt instrument, maturity date range, end	[2]	Dec. 31, 2022	Dec. 31, 2022
Carrying amount of notes and debentures	[1]	$ 26,396	$ 34,265
Notes And Debentures Maturing 2016-2022 [Member] | Notes And Debentures [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		0.49%	0.49%
Notes And Debentures Maturing 2016-2022 [Member] | Notes And Debentures [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		2.99%	2.99%
Notes And Debentures Maturing 2016-2049 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	[2]	Dec. 31, 2017	Dec. 31, 2016
Debt instrument, maturity date range, end	[2]	Dec. 31, 2049	Dec. 31, 2049
Carrying amount of notes and debentures	[1]	$ 66,520	$ 54,678
Notes And Debentures Maturing 2016-2049 [Member] | Notes And Debentures [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		3.00%	3.00%
Notes And Debentures Maturing 2016-2049 [Member] | Notes And Debentures [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		4.99%	4.99%
Notes And Debentures Maturing 2016-2095 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	[2]	Dec. 31, 2017	Dec. 31, 2016
Debt instrument, maturity date range, end	[2]	Dec. 31, 2095	Dec. 31, 2095
Carrying amount of notes and debentures	[1]	$ 26,883	$ 31,140
Notes And Debentures Maturing 2016-2095 [Member] | Notes And Debentures [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		5.00%	5.00%
Notes And Debentures Maturing 2016-2095 [Member] | Notes And Debentures [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		6.99%	6.99%
Notes And Debentures Maturing 2016-2097 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	[2]	Dec. 31, 2017	Dec. 31, 2016
Debt instrument, maturity date range, end	[2]	Dec. 31, 2097	Dec. 31, 2097
Carrying amount of notes and debentures	[1]	$ 5,050	$ 5,805
Notes And Debentures Maturing 2016-2097 [Member] | Notes And Debentures [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		7.00%	7.00%
Notes And Debentures Maturing 2016-2097 [Member] | Notes And Debentures [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		9.50%	9.50%
Other Debt [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	[1]	$ 4	$ 15
Fair value of interest rate swaps recorded in debt [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	[1]	$ 48	$ 109

[1]	Includes credit agreement borrowings.
[2]	Maturities assume putable debt is redeemed by the holders at the next opportunity.